GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
Balance as of January 1, 2011	$5,870

Foreign currency translation adjustments	(28)

Balance as of December 31, 2011	5,842

Foreign currency translation adjustments	279

Balance as of December 31, 2012	$6,121